UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Shumway Capital Partners LLC

Address:  One Fawcett Place
          Greenwich, CT 06830


13F File Number: 28-10734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth F. Palumbo
Title:  Chief Financial Officer
Phone:  (203) 485-8550


Signature, Place and Date of Signing:

/s/ Kenneth F. Palumbo              Greenwich, CT            February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $2,626,897
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                      Name
--------------------                      ----
28-XXXXX                                  SCP Overseas Master Fund, LP
28-11269                                  SCP Domestic Fund, LP
28-11268                                  SCP Equity Fund Domestic, LP
28-XXXXX                                  SCP Equity Overseas Master Fund, LP
28-XXXXX                                  SCP Levered Fund Overseas, Ltd.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                           COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7      COLUMN 8

                                   TITLE OF                 VALUE      SHRS OR  SH/ PUT/   INVSMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                     CLASS         CUSIP     (X$1000)    PRN AMT  PRN CALL   DSCRTN  MNGRS  SOLE     SHARED  NONE
--------------                     -----         -----     --------    -------  --------   ------  -----  ----     ------  ----
AMDOCS LTD                           ORD        G02602103     70,010  2,545,810 SH         SOLE    NONE  2,545,810
AMERICAN MOVIL S A DE C V       SPON ADR L SHS  02364W105     55,304  1,890,100 SH         SOLE           1,890,100
AMERICAN TOWER CORP                  CL A       029912201    104,723  3,864,300 SH         SOLE           3,864,300
AMGEN INC                            COM        031162100     82,678  1,048,415 SH         SOLE           1,048,415
ARCH COAL INC                        COM        039380100     80,955  1,018,300 SH         SOLE           1,018,300
ARCHIPELAGO HLDG INC                 COM        03957A104     13,465    269,300 SH         SOLE             269,300
CAPITAL ONE FINL CORP                COM        14040H105     94,867  1,098,000 SH         SOLE           1,098,000
CAREER EDUCATION CORP                COM        141665109     33,317    988,041 SH         SOLE             988,041
CARNIVAL CORP                     PAIRED CTF    143658300     49,549    926,660 SH         SOLE             926,660
CENTEX CORP                          COM        152312104     46,199    646,234 SH         SOLE             646,234
CONSOL ENERGY INC                    COM        20854P109     69,169  1,061,200 SH         SOLE           1,061,200
DIAMONDS TR                       UNIT SER 1    252787106     17,190    160,800 SH         SOLE             160,800
DICKS SPORTING GOODS INC             COM        253393102     60,156  1,809,735 SH         SOLE           1,809,735
FEDERATED DEPT STORES INC DE         COM        31410H101    106,475  1,605,232 SH         SOLE           1,605,232
GOOGLE INC                           CL A       38259P508     93,207    224,670 SH         SOLE             224,670
SCHEIN HENRY INC                     COM        806407102     35,442    812,140 SH         SOLE             812,140
KERYX BIOPHARMACEUTICALS INC         COM        492515101     16,536  1,129,488 SH         SOLE           1,129,488
LIBERTY GLOBAL INC                COM SER C     530555309     34,911  1,646,739 SH         SOLE           1,646,739
LIBERTY GLOBAL INC                COM SER A     530555101     64,562  2,869,443 SH         SOLE           2,869,443
LIFEPOINT HOSPITALS INC              COM        53219L109     32,923    877,941 SH         SOLE             877,941
MOHAWK INDS INC                      COM        608190104     25,563    293,900 SH         SOLE             293,900
MONSANTO CO NEW                      COM        61166W101    154,250  1,989,550 SH         SOLE           1,989,550
MOTOROLA INC                         COM        620076109    119,059  5,270,409 SH         SOLE           5,270,409
NEWS CORP                            CL A       65248E104     60,774  3,908,308 SH         SOLE           3,908,308
NII HLDGS INC                      CL B NEW     62913F201    148,709  3,404,519 SH         SOLE           3,404,519
NTL INC DEL                          COM        62940M104    129,374  1,900,317 SH         SOLE           1,900,317
OWENS ILL INC                      COM NEW      690768403     66,670  3,168,717 SH         SOLE           3,168,717
PERKINELMER INC                      COM        714046109      9,342    396,500 SH         SOLE             396,500
PHELPS DODGE CORP                    COM        717265102     14,374     99,908 SH         SOLE              99,908
PULTE HOMES INC                      COM        745867101     33,173    842,800 SH         SOLE             842,800
QUALCOMM INC                         COM        747525103    106,779  2,478,630 SH         SOLE           2,478,630
RELIANT ENERGY INC                   COM        75952B105     37,222  3,606,810 SH         SOLE           3,606,810
RESEARCH IN MOTION LTD               COM        760975102    138,910  2,104,380 SH         SOLE           2,104,380
ROSS STORES INC                      COM        778296103     26,666    922,711 SH         SOLE             922,711
RYLAND GROUP INC                     COM        783764103     34,125    473,100 SH         SOLE             473,100
SPRINT NEXTEL CORP                 COM FON      852061100    135,666  5,807,641 SH         SOLE           5,807,641
UNISOURCE ENERGY CORP                COM        909205106     53,530  1,715,710 SH         SOLE           1,715,710
VASOGEN INC                          COM        92232F103      1,240    604,900 SH         SOLE             604,900
VENTANA MED SYS INC                  COM        92276H106     34,279    809,418 SH         SOLE             809,418
WCI CMNTYS INC                       COM        92923C104     52,073  1,939,397 SH         SOLE           1,939,397
WILLIAMS COS INC DEL                 COM        969457100     83,481  3,602,979 SH         SOLE           3,602,979
                                                           2,626,897

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